Event After Reporting Period	6 Months Ended
Jun. 30, 2025
Event After Reporting Period [Abstract]
Event after reporting period

25. Event after reporting period

Subsequent to the end of the reporting period, on 31 December 2025, the company received a formal notice from the Company’s IPO financial advisor, on an outstanding payable amount by the company to the financial advisor of an amount of US$924k, which had not been settled since the date of listing of the Company on Oct 1, 2025. Such amount had not been reflected in the financial statements of the Company for the period ended 30 June 2025 as the IPO was only successful on October 1, 2025. The Management is currently seeking legal advise and recourse on the amount being demanded.